Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Series B Convertible Preferred Shares
Issuance costs	$ 20	$ 283
Series C Convertible Preferred Shares
Issuance costs	$ 187